Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000014207 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014207 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014207 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014207 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014207 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014207 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014207 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014207 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014207 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014207 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014207 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000014207 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014207 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014207 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014207 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014207 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014207 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014207 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000014207 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014207 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.90%
C000014209 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000014209 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000014209 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014209 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.20%
C000014209 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.70%
C000014209 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014209 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014209 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000014209 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014209 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000014209 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000014209 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000014209 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000014209 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014209 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014209 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014209 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.30%
C000014209 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000014209 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000014209 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.90%
C000120937 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000120937 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000120937 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000120937 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.20%
C000120937 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.70%
C000120937 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000120937 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000120937 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000120937 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000120937 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000120937 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000120937 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000120937 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000120937 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000120937 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000120937 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000120937 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.30%
C000120937 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000120937 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000120937 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.90%
C000171358 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171358 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171358 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171358 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171358 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171358 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171358 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171358 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171358 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171358 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171358 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000171358 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171358 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171358 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171358 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171358 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171358 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.30%
C000171358 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000171358 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171358 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.90%
C000171359 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.80%
C000171359 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.90%
C000171359 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	4.30%
C000171359 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	4.20%
C000171359 | FR_01F050619
Holdings [Line Items]
Percent of Total Investments	3.70%
C000171359 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000171359 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000171359 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171359 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171359 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000171359 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	34.20%
C000171359 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171359 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171359 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000171359 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.30%
C000171359 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.00%
C000171359 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	7.30%
C000171359 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	7.80%
C000171359 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.50%
C000171359 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.90%
C000075110 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000075110 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075110 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075110 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000075110 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075110 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000075110 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000075110 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000075110 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000075110 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000075110 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000075110 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000075110 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.20%
C000075110 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000075110 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.20%
C000075110 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.50%
C000075110 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.10%
C000075110 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000033565 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033565 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033565 | CCC or Lower
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000033565 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033565 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033565 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033565 | A
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033565 | AA
Holdings [Line Items]
Percent of Net Asset Value	55.70%
C000033565 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000033565 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
C000033565 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033565 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.70%
C000033565 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.20%
C000033565 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	13.30%
C000033565 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.20%
C000033565 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	20.50%
C000033565 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.10%
C000033565 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014213 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014213 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014213 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014213 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014213 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014213 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014213 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014213 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014213 | FR_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014213 | FR_09290D101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014213 | Blackrock, Inc.
Holdings [Line Items]
Percent of Total Investments	31.00%
C000014213 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014213 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014213 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014213 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014213 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014213 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014213 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014213 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014213 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014213 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000014213 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000014213 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014215 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014215 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014215 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014215 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014215 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014215 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014215 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014215 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014215 | FR_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014215 | FR_09290D101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014215 | Blackrock, Inc.
Holdings [Line Items]
Percent of Total Investments	31.00%
C000014215 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014215 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014215 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014215 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014215 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014215 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014215 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014215 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014215 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014215 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000014215 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000014215 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014216 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	4.70%
C000014216 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014216 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	4.10%
C000014216 | FR_478160104
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014216 | FR_191216100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014216 | FR_00287Y109
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014216 | FR_166764100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014216 | FR_816851109
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014216 | FR_12572Q105
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014216 | FR_09290D101
Holdings [Line Items]
Percent of Total Investments	2.20%
C000014216 | Blackrock, Inc.
Holdings [Line Items]
Percent of Total Investments	31.00%
C000014216 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014216 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014216 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014216 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000014216 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000014216 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014216 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014216 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000014216 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000014216 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000014216 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000014216 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000014219 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	6.30%
C000014219 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014219 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	5.00%
C000014219 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014219 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.50%
C000014219 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.30%
C000014219 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.10%
C000014219 | FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014219 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014219 | FR_613566900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014219 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	40.60%
C000014219 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000014219 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000014219 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000014219 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014219 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000014219 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000014219 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000014219 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000014219 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000014219 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000014219 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000014219 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000034727 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	6.30%
C000034727 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.00%
C000034727 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	5.00%
C000034727 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	4.80%
C000034727 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.50%
C000034727 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.30%
C000034727 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.10%
C000034727 | FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.00%
C000034727 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034727 | FR_613566900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000034727 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	40.60%
C000034727 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000034727 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034727 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034727 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034727 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034727 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034727 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000034727 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034727 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000034727 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000034727 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000034727 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000081648 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081648 | FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.00%
C000081648 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	5.00%
C000081648 | FR_609962907
Holdings [Line Items]
Percent of Total Investments	4.80%
C000081648 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.50%
C000081648 | FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081648 | FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081648 | FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.00%
C000081648 | FR_658248901
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081648 | FR_613566900
Holdings [Line Items]
Percent of Total Investments	2.80%
C000081648 | Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	40.60%
C000081648 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000081648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081648 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081648 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000081648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000081648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081648 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000081648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000014223 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.90%
C000014223 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014223 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014223 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014223 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014223 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014223 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014223 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014223 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014223 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014223 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	64.30%
C000014223 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014223 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014223 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014223 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014223 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014223 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014223 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014223 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014223 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000014225 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.90%
C000014225 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.80%
C000014225 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000014225 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.00%
C000014225 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.50%
C000014225 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000014225 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000014225 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014225 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.80%
C000014225 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014225 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	64.30%
C000014225 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000014225 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000014225 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000014225 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000014225 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000014225 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014225 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000014225 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000014225 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000048018 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.90%
C000048018 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.80%
C000048018 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000048018 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.00%
C000048018 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.50%
C000048018 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000048018 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048018 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048018 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.80%
C000048018 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.60%
C000048018 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	64.30%
C000048018 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000048018 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000048018 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000048018 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000048018 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000048018 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000048018 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000048018 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000048018 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000080478 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	14.90%
C000080478 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	9.80%
C000080478 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	7.70%
C000080478 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	7.00%
C000080478 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	6.50%
C000080478 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	4.30%
C000080478 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000080478 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	3.20%
C000080478 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	4.80%
C000080478 | FR_512807306
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080478 | Lam Research Corp.
Holdings [Line Items]
Percent of Total Investments	64.30%
C000080478 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000080478 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080478 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000080478 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000080478 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080478 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000080478 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080478 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080478 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C000014226 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014226 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014226 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014226 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014226 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014226 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014226 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014226 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014226 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014226 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014226 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	28.70%
C000014226 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014226 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014226 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014226 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014226 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014226 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014226 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014226 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014226 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014226 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014226 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014226 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014228 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014228 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014228 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014228 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014228 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014228 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014228 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014228 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014228 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014228 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014228 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	28.70%
C000014228 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014228 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014228 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014228 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014228 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014228 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014228 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014228 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014228 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014228 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014228 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014228 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014230 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014230 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014230 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014230 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014230 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014230 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014230 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014230 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014230 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014230 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014230 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	28.70%
C000014230 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014230 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014230 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014230 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014230 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014230 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014230 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014230 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014230 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014230 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014230 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014230 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014229 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000014229 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014229 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014229 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000014229 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000014229 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014229 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014229 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014229 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014229 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014229 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	28.70%
C000014229 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014229 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000014229 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000014229 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000014229 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000014229 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000014229 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000014229 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000014229 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000014229 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000014229 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000014229 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000142453 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.80%
C000142453 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142453 | FR_060505104
Holdings [Line Items]
Percent of Total Investments	3.60%
C000142453 | FR_30231G102
Holdings [Line Items]
Percent of Total Investments	3.20%
C000142453 | FR_808513105
Holdings [Line Items]
Percent of Total Investments	2.80%
C000142453 | FR_595112103
Holdings [Line Items]
Percent of Total Investments	2.70%
C000142453 | FR_002824100
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142453 | FR_949746101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000142453 | FR_026874784
Holdings [Line Items]
Percent of Total Investments	2.50%
C000142453 | FR_17275R102
Holdings [Line Items]
Percent of Total Investments	2.50%
C000142453 | Alphabet, Inc.A
Holdings [Line Items]
Percent of Total Investments	28.70%
C000142453 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142453 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000142453 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142453 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000142453 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000142453 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142453 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000142453 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000142453 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000142453 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000142453 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000142453 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000014231 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014231 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014231 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014231 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014231 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014231 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014231 | FR_860630102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014231 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014231 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014231 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014231 | Aramark
Holdings [Line Items]
Percent of Total Investments	27.10%
C000014231 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000014231 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014231 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014231 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014231 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000014231 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014231 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000014231 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014231 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000014231 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000014233 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000014233 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	3.00%
C000014233 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014233 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014233 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000014233 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014233 | FR_860630102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000014233 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000014233 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000014233 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000014233 | Aramark
Holdings [Line Items]
Percent of Total Investments	27.10%
C000014233 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000014233 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014233 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000014233 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000014233 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000014233 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014233 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000014233 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000014233 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000014233 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000070580 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000070580 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	3.00%
C000070580 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070580 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070580 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000070580 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070580 | FR_860630102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000070580 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000070580 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000070580 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000070580 | Aramark
Holdings [Line Items]
Percent of Total Investments	27.10%
C000070580 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000070580 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000070580 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000070580 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000070580 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000070580 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000070580 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000070580 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000070580 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000070580 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000080479 | FR_126402106
Holdings [Line Items]
Percent of Total Investments	3.60%
C000080479 | FR_257651109
Holdings [Line Items]
Percent of Total Investments	3.00%
C000080479 | FR_203607106
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080479 | FR_84472E102
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080479 | FR_98311A105
Holdings [Line Items]
Percent of Total Investments	2.70%
C000080479 | FR_353514102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080479 | FR_860630102
Holdings [Line Items]
Percent of Total Investments	2.60%
C000080479 | FR_258278100
Holdings [Line Items]
Percent of Total Investments	2.50%
C000080479 | FR_29670E107
Holdings [Line Items]
Percent of Total Investments	2.40%
C000080479 | FR_03852U106
Holdings [Line Items]
Percent of Total Investments	2.30%
C000080479 | Aramark
Holdings [Line Items]
Percent of Total Investments	27.10%
C000080479 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000080479 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080479 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000080479 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080479 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000080479 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000080479 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000080479 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000080479 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000080479 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%

[1]	Amount is less than 0.05%.
[2]	Amount is less than 0.05%.
[3]	Amount is less than 0.05%.
[4]	Amount is less than 0.05%.
[5]	Amount is less than 0.05%.
[6]	Amount is less than 0.05%.
[7]	Amount is less than 0.05%.